Taxes - Schedule of Company’s Effective Tax Rate (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory income tax rate		25.00%	25.00%	25.00%
Effect of different tax jurisdiction		(0.80%)	(29.70%)	1.00%
Non-deductible expenses	[1]	(1.30%)	5.40%	0.60%
Change in valuation allowance		(22.90%)	(36.60%)	1.40%
Effective income tax rate		0.00%	(46.70%)	28.00%

[1]	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.